Loans and borrowings - Summary of Terms and Conditions of Outstanding Loans (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Carrying amount	₺ 12,536,149	₺ 9,781,162
Unsecured bank loans [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Currency	USD
Interest rate type	Floating
Nominal interest rate basis	Libor+2.0%-Libor+3.3%	Libor+2.0%-Libor+2.6%
Carrying amount	₺ 2,880,615	₺ 1,984,533
Unsecured bank loans [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Interest rate type	Floating
Nominal interest rate basis	Euribor+1.2%-Euribor+2.2%	Euribor+1.2%-Euribor+2.2%
Carrying amount	₺ 5,511,579	₺ 3,593,110
Unsecured bank loans [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Currency	TL
Interest rate type	Fixed
Carrying amount	₺ 1,620,391	₺ 1,819,944
Unsecured bank loans [member] | UAH [member]
Disclosure of detailed information about borrowings [line items]
Currency	UAH
Interest rate type	Fixed
Payment period	2018	2017
Carrying amount	₺ 520,933	₺ 407,171
Unsecured bank loans [member] | Bottom of range [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2018	2017
Unsecured bank loans [member] | Bottom of range [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2018	2017
Unsecured bank loans [member] | Bottom of range [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	11.10%	10.40%
Payment period	2018	2017
Unsecured bank loans [member] | Bottom of range [member] | UAH [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	11.00%	13.50%
Unsecured bank loans [member] | Bottom of range [member] | LIBOR [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Variable interest rate	2.00%	2.00%
Unsecured bank loans [member] | Bottom of range [member] | EURIBOR [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Variable interest rate	1.20%	1.20%
Unsecured bank loans [member] | Top of range [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2020	2020
Unsecured bank loans [member] | Top of range [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2026	2025
Unsecured bank loans [member] | Top of range [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	15.50%	12.60%
Payment period	2019	2018
Unsecured bank loans [member] | Top of range [member] | UAH [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	14.50%	18.60%
Unsecured bank loans [member] | Top of range [member] | LIBOR [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Variable interest rate	3.30%	2.60%
Unsecured bank loans [member] | Top of range [member] | EURIBOR [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Variable interest rate	2.20%	2.20%
Secured bank loans [member] | New Belarusian Ruble
Disclosure of detailed information about borrowings [line items]
Currency	BYN
Interest rate type	Fixed
Carrying amount	₺ 4,390	₺ 5,634
Secured bank loans [member] | Bottom of range [member] | New Belarusian Ruble
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	12.00%	12.00%
Payment period	2018	2017
Secured bank loans [member] | Top of range [member] | New Belarusian Ruble
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	16.00%	16.00%
Payment period	2020	2020
Debt securities issued [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	₺ 1,875,521	₺ 1,922,656
Debt securities issued [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Currency	USD
Interest rate type	Fixed
Nominal interest rate	5.80%	5.80%
Carrying amount	₺ 1,875,521	₺ 1,683,700
Debt securities issued [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Currency	TL
Interest rate type	Fixed
Nominal interest rate		10.70%
Payment period		2017
Carrying amount		₺ 238,956
Debt securities issued [member] | Bottom of range [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2018	2017
Debt securities issued [member] | Top of range [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2025	2025
Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	₺ 122,720	₺ 48,114
Finance lease liabilities [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Currency	USD
Interest rate type	Fixed
Nominal interest rate	22.50%
Payment period	2018
Carrying amount	₺ 41	₺ 80
Finance lease liabilities [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Interest rate type	Fixed
Nominal interest rate	3.40%	3.40%
Carrying amount	₺ 116,797	₺ 48,034
Finance lease liabilities [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Currency	TL
Interest rate type	Fixed
Carrying amount	₺ 5,882
Finance lease liabilities [member] | Bottom of range [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate		18.00%
Payment period		2017
Finance lease liabilities [member] | Bottom of range [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2018	2017
Finance lease liabilities [member] | Bottom of range [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	27.50%
Payment period	2018
Finance lease liabilities [member] | Top of range [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate		28.00%
Payment period		2018
Finance lease liabilities [member] | Top of range [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Payment period	2024	2024
Finance lease liabilities [member] | Top of range [member] | TL [member]
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	27.70%
Payment period	2020